Cover	Jan. 22, 2026
Cover [Abstract]
Document Type	8-K
Registrant Name	HERITAGE COMMERCE CORP
Document Period End Date	Jan. 22, 2026
Entity Incorporation, State or Country Code	CA
Entity File Number	000-23877
Entity Tax Identification Number	77-0469558
Entity Address, Address Line One	224 Airport Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	947-6900
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Soliciting Material	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	HTBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001053352